RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Operating lease expenses	$ 800,000	$ 801,000	$ 778,000
Gross sublease income	225,000	$ 140,000	$ 142,000
Electroplating Production Line in China [Member]
Lessee, Lease, Description [Line Items]
Annual payments	$ 409,000
Lease expiration date	Sep. 30, 2026
Manufacturing Facility in China [Member]
Lessee, Lease, Description [Line Items]
Lease expiration date	Feb. 28, 2029
Various Office Parking Facilities in China [Member]
Lessee, Lease, Description [Line Items]
Annual payments	$ 11,000
Lease expiration date	expire on November 30, 2026 and expired March 31, 2027, respectively
Office Equipment in Hong Kong [Member]
Lessee, Lease, Description [Line Items]
Annual payments	$ 4,000
Lease expiration date	Dec. 31, 2029
Various Real Estate Leases for Office Space in Hong Kong [Member]
Lessee, Lease, Description [Line Items]
Annual payments	$ 175,000
Lease expiration date	expire on December 31, 2026, June 14, 2026 and July 31, 2026, respectively